UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1100 Wilson Blvd.
         Ste. 3050
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Frank Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $19,429,351 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC         COM              00383E106   215974  7899554 SH       SOLE                  4840485        0  3059069
ALLERGAN INC                   COM              018490102   990266  8270139 SH       SOLE                  5078674        0  3191465
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105   792256 17520034 SH       SOLE                 10739221        0  6780813
APPLE COMPUTER INC             COM              037833100   947789 11171486 SH       SOLE                  6861594        0  4309892
BP PLC                         SPONSORED ADR    055622104      369     5500 SH       SOLE                        0        0     5500
BROADCOM CORP                  CL A             111320107   794341 24584991                               15107750           9477241
CELGENE CORP                   COM              151020104      276     4800 SH       SOLE                     4800        0        0
CHICAGO MERCANTILE HLDGS INC   CL A             167760107  1017893  1996848 SH       SOLE                  1228619        0   768229
CISCO SYS INC                  COM              17275R102     7143   261345 SH       SOLE                   136495        0   124850
EBAY INC                       COM              278642103   861362 28645239 SH       SOLE                 17510963        0 11134276
EXXON MOBIL CORP               COM              30231G102      257     3348 SH       SOLE                     3348        0        0
GENENTECH INC                  COM NEW          368710406  1257085 15494699 SH       SOLE                  9535311        0  5959388
GENERAL ELECTRIC CO            COM              369604103      755    20300 SH       SOLE                     3750        0    16550
GENZYME CORP                   COM              372917104   874794 14205813 SH       SOLE                  8728963        0  5476850
GOOGLE INC                     CL A             38259P508  1843348  4003101 SH       SOLE                  2454737        0  1548364
INTEL CORP                     COM              458140100      518    25600 SH       SOLE                     8600        0    17000
INTERCONTINENTALEXCHANGE INC   COM              45865V100   781658  7244284 SH       SOLE                  4445741        0  2798543
INTUITIVE SURGICAL INC         COM NEW          46120E602   362541  3780403 SH       SOLE                  2326090        0  1454313
IRON MTN INC                   COM              462846106   251755  6089861 SH       SOLE                  3766964        0  2322897
ISHARES TR                     RUSSELL1000GRW   464287614    37003   672424 SH       SOLE                   594529        0    77895
JOHNSON & JOHNSON              COM              478160104      290     4400 SH       SOLE                      400        0     4000
LOWES COS INC                  COM              548661107   935031 30017047 SH       SOLE                 18378238        0 11638809
MICROSOFT CORP                 COM              594918104     4242   142056 SH       SOLE                    76656        0    65400
MOODYS CORP                    COM              615369105   801904 11611701 SH       SOLE                  7120068        0  4491633
NASDAQ 100 TR                  UNIT SER 1       631100104      335     7756                                   3006              4750
PATTERSON COMPANIES INC        COM              703395103   250384  7051072 SH       SOLE                  4312966        0  2738106
PEPSICO INC                    COM              713448108      232     3710 SH       SOLE                     2560              1150
PRICE T ROWE GROUP INC         COM              74144T108      562    12834 SH       SOLE                       34        0    12800
PROCTER & GAMBLE CO            COM              742718109      313     4877 SH       SOLE                      487        0     4390
QUALCOMM INC                   COM              747525103   776969 20560171 SH       SOLE                 12483522        0  8076649
ROCKWELL AUTOMATION INC        COM              773903109      366     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC           COM              774341101      380     6000 SH       SOLE                     6000        0        0
SCHLUMBERGER LTD               COM              806857108   778322 12323027 SH       SOLE                  7672317        0  4650710
SPDR TR                        UNIT SER 1       78462F103      270     1910                                   1400               510
STARBUCKS CORP                 COM              855244109  1576827 44517978 SH       SOLE                 27354242        0 17163736
STRYKER CORP                   COM              863667101   419437  7610906 SH       SOLE                  4678117        0  2932789
TARGET CORP                    COM              87612E106      614    10765 SH       SOLE                     3800        0     6965
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   687700 22126785 SH       SOLE                 13769408        0  8357377
VARIAN MED SYS INC             COM              92220P105   521795 10968996 SH       SOLE                  6709031        0  4259965
WALGREEN CO                    COM              931422109   688394 15000968 SH       SOLE                  9148178        0  5852790
YAHOO INC                      COM              984332106   547028 21418484 SH       SOLE                 13039387        0  8379097
ZIMMER HLDGS INC               COM              98956P102   400573  5110657 SH       SOLE                  3119779        0  1990878